General information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
General information
General information

1General information

Vertical Aerospace Ltd (the “Company”, or the “Group” if together with its subsidiaries) is incorporated under the Companies Law (as amended) of the Cayman Island.

The address of its principal executive office is: Unit 1 Camwal Court, Bristol, United Kingdom. The Company’s shares are listed on the New York Stock Exchange.

The ultimate controlling party is Stephen Fitzpatrick.

These financial statements are presented in pounds sterling and all values are rounded to the nearest thousand (£’000) except when otherwise indicated. These financial statements were approved by the board of directors on August 4, 2022.

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Aerospace Group Ltd (“VAGL”), is the development and commercialization of vertical take-off and landing electrically powered aircraft (“eVTOL”). The Group’s main operations are in the United Kingdom.

1General information

Vertical Aerospace Ltd (the “Company”, or the “Group” if together with its subsidiaries) is incorporated under the Companies Law (as amended) of the Cayman Island.

The address of its principal executive office is: Unit 1 Camwal Court, Bristol, United Kingdom.

The Company’s shares are listed on the New York Stock Exchange. The Group’s main operations are in the United Kingdom.

These financial statements are presented in Pounds Sterling and all values are rounded to the nearest thousand (£’000) except where otherwise indicated.

These financial statements were authorised for issue by the Board of Directors on April 28, 2022.

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Aerospace Group Ltd (“VAGL”), is the development and commercialization of vertical take-off and landing electrically powered aircraft (“eVTOL”). VAGL became a subsidiary of the Company on December 15, 2021 as part of the reorganization (as described below).

Prior to December 15, 2021, the Company was a shell company with no active trade or business, and all relevant assets and liabilities, as well as income and expenses, were borne by VAGL. Therefore, the comparatives of 2020 and 2019 in these consolidated financial statements reflects the financial position and results of operations of VAGL.